Financial Risk Management - Sensitivity Analysis for Types of Market Risk (Details) (Bendon Limited) - Bendon Limited [Member] - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
USD [Member] | 10% Increase [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	$ (1,509)	$ (1,196)	$ (1,267)	$ (797)
USD [Member] | 10% Decrease [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	1,509	1,196	1,267	797
AUD [Member] | 10% Increase [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	(805)	86	75	7
AUD [Member] | 10% Decrease [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	805	(86)	(75)	(7)
GBP [Member] | 10% Increase [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	(175)	34	(16)	(3)
GBP [Member] | 10% Decrease [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	175	(34)	16	3
EUR [Member] | 10% Increase [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	(136)	186	142	108
EUR [Member] | 10% Decrease [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	136	(186)	(142)	(108)
HKD [Member] | 10% Increase [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	(14)	1	(2)	(21)
HKD [Member] | 10% Decrease [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 14	$ (1)	$ 2	$ 21